Other financial liabilities (Schedule of detailed information about changes in other financial liabilities at amortized cost) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [abstract]
Beginning balance	$ 42,493	$ 36,273
Net additions	17,335	39,240
Disbursements	(10,705)	(37,491)
Accretion	4,178	3,099
Effects of changes in foreign exchange	1,678	1,372
Ending balance	$ 54,979	$ 42,493